Regulatory Restrictions (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Restrictions [Abstract]
Summary of Company's and Banks Actual and Minimum Capital Required Amounts and Ratios
The Company’s and Bank’s actual capital amounts and minimum required amounts (dollars in thousands) and ratios are also presented in the following table.

	Actual		Minimum Required For Capital Adequacy Purposes		MinimumTo Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount			Ratio
December 31, 2014
Total Capital (to Risk-Weighted Assets) Consolidated	$37,412	21.55%	$13,888	8.00%	$	n/	a	n/	a
Surrey Bank & Trust	$36,623	21.11%	$13,878	8.00%		$17,348		10.00%
Tier I Capital (to Risk-Weighted Assets) Consolidated	$35,225	20.29%	$6,944	4.00%	$	n/	a	n/	a
Surrey Bank & Trust	$34,438	19.85%	$6,939	4.00%		$10,409		6.00%
Tier I Capital (to Average Assets) Consolidated	$35,225	13.93%	$10,117	4.00%	$	n/	a	n/	a
Surrey Bank & Trust	$34,438	13.65%	$10,094	4.00%		$12,618		5.00%

December 31, 2013
Total Capital (to Risk-Weighted Assets) Consolidated	$34,880	21.90%	$12,740	8.00%	$	n/	a	n/	a
Surrey Bank & Trust	$34,154	21.46%	$12,730	8.00%		$15,913		10.00%
Tier I Capital (to Risk-Weighted Assets) Consolidated	$32,872	20.64%	$6,370	4.00%	$	n/	a	n/	a
Surrey Bank & Trust	$32,148	20.20%	$6,365	4.00%		$9,548		6.00%
Tier I Capital (to Average Assets) Consolidated	$32,872	13.58%	$9,685	4.00%	$	n/	a	n/	a
Surrey Bank & Trust	$32,148	13.31%	$9,663	4.00%		$12,079		5.00%